UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Van Den Berg Management Inc/TX
Address:  805 Las Cimas Parkway Suite 430
          Austin, TX 78746

Form 13F File Number:  028-05495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jim Brilliant
Title:    Vice President
Phone:    (512) 329-0050

Signature, Place, and Date of Signing:

      /s/ Jim Brilliant             Austin, Texas            May 15, 2012
      ------------------            -------------            ------------
         [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          121
                                         -----------

Form 13F Information Table Value Total:  $ 1,314,958
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ---------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER              CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ---------------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
3M CO                          COM              88579Y101      22,663     254,042 SH       SOLE                  254,042
ABM INDS INC                   COM              000957100      16,841     693,025 SH       SOLE                  693,025
AMERICAN EXPRESS CO            COM              025816109      14,549     251,455 SH       SOLE                  251,455
APOGEE ENTERPRISES INC         COM              037598109      12,306     950,267 SH       SOLE                  950,267
APPLIED MATLS INC              COM              038222105      34,591   2,779,472 SH       SOLE                2,779,472
ASTEC INDS INC                 COM              046224101         369      10,115 SH       SOLE                   10,115
BEBE STORES INC                COM              075571109         214      23,220 SH       SOLE                   23,220
BENCHMARK ELECTRS INC          COM              08160H101      24,439   1,482,049 SH       SOLE                1,482,049
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      32,227     397,127 SH       SOLE                  397,127
C D I CORP                     COM              125071100      26,670   1,487,457 SH       SOLE                1,487,457
CADENCE DESIGN SYSTEM INC      COM              127387108         285      24,100 SH       SOLE                   24,100
CAMPBELL SOUP CO               COM              134429109       6,063     179,128 SH       SOLE                  179,128
SCHWAB CHARLES CORP NEW        COM              808513105         380      26,450 SH       SOLE                   26,450
CINTAS CORP                    COM              172908105      10,164     259,813 SH       SOLE                  259,813
CISCO SYS INC                  COM              17275R102      56,879   2,689,315 SH       SOLE                2,689,315
COCA COLA CO                   COM              191216100      24,524     331,356 SH       SOLE                  331,356
COFFEE HLDGS INC               COM              192176105         158      13,965 SH       SOLE                   13,965
COHU INC                       COM              192576106         287      25,269 SH       SOLE                   25,269
COMCAST CORP NEW               CL A SPL         20030N200      29,654   1,004,880 SH       SOLE                1,004,880
COMSTOCK MNG INC               COM              205750102         522     266,345 SH       SOLE                  266,345
CORE MARK HOLDING CO INC       COM              218681104      17,516     427,853 SH       SOLE                  427,853
CORNING INC                    COM              219350105      15,055   1,069,233 SH       SOLE                1,069,233
CYNOSURE INC                   CL A             232577205         441      24,675 SH       SOLE                   24,675
DUSA PHARMACEUTICALS INC       COM              266898105         250      39,875 SH       SOLE                   39,875
DELL INC                       COM              24702R101      43,664   2,631,141 SH       SOLE                2,631,141
DIREXION SHS ETF TR            DLY SMCAP BEAR3X 25459W110         669      37,865 SH       SOLE                   37,865
DREW INDS INC                  COM NEW          26168L205         221       8,080 SH       SOLE                    8,080
EMERSON ELEC CO                COM              291011104      23,803     456,168 SH       SOLE                  456,168
ENCORE WIRE CORP               COM              292562105      17,880     601,424 SH       SOLE                  601,424
ENDEAVOUR SILVER CORP          COM              29258Y103         101      10,685 SH       SOLE                   10,685
ENERSYS                        COM              29275Y102         275       7,930 SH       SOLE                    7,930
EXXON MOBIL CORP               COM              30231G102      19,005     219,130 SH       SOLE                  219,130
FSI INTL INC                   COM              302633102         122      25,050 SH       SOLE                   25,050
FLEETCOR TECHNOLOGIES INC      COM              339041105         302       7,785 SH       SOLE                    7,785
FLOW INTL CORP                 COM              343468104         464     115,455 SH       SOLE                  115,455
FORTUNE BRANDS HOME & SEC IN   COM              34964C106      14,094     638,605 SH       SOLE                  638,605
FREIGHTCAR AMER INC            COM              357023100         390      17,320 SH       SOLE                   17,320
GSE SYS INC                    COM              36227K106          63      26,360 SH       SOLE                   26,360
GEORESOURCES INC               COM              372476101         405      12,380 SH       SOLE                   12,380
GRANITE CONSTR INC             COM              387328107      18,328     637,706 SH       SOLE                  637,706
HFF INC                        CL A             40418F108         221      13,440 SH       SOLE                   13,440
HOMEOWNERS CHOICE INC          COM              43741E103         350      27,585 SH       SOLE                   27,585
HANMI FINL CORP                COM NEW          410495204         110      10,855 SH       SOLE                   10,855
HARLEYSVILLE GROUP INC         COM              412824104         554       9,600 SH       SOLE                    9,600
HARSCO CORP                    COM              415864107      33,356   1,421,842 SH       SOLE                1,421,842
HEIDRICK & STRUGGLES INTL IN   COM              422819102       9,188     417,078 SH       SOLE                  417,078
HEWLETT PACKARD CO             COM              428236103         313      13,130 SH       SOLE                   13,130
HIMAX TECHNOLOGIES INC         SPONSORED ADR    43289P106         111      54,000 SH       SOLE                   54,000
HUTCHINSON TECHNOLOGY INC      COM              448407106       2,135     970,550 SH       SOLE                  970,550
ILLINOIS TOOL WKS INC          COM              452308109       1,906      33,360 SH       SOLE                   33,360
INFOSPACE INC                  COM PAR $.0001   45678T300         440      34,315 SH       SOLE                   34,315
INNOVATIVE SOLUTIONS & SUPPO   COM              45769N105         605     137,220 SH       SOLE                  137,220
INSIGHT ENTERPRISES INC        COM              45765U103         296      13,515 SH       SOLE                   13,515
INSTEEL INDUSTRIES INC         COM              45774W108       8,933     735,264 SH       SOLE                  735,264
INTEL CORP                     COM              458140100      38,478   1,368,587 SH       SOLE                1,368,587
JACOBS ENGR GROUP INC DEL      COM              469814107      54,995   1,239,474 SH       SOLE                1,239,474
JOHNSON & JOHNSON              COM              478160104         319       4,835 SH       SOLE                    4,835
COLE KENNETH PRODTNS INC       CL A             193294105         317      19,690 SH       SOLE                   19,690
KONGZHONG CORP                 SPONSORED ADR    50047P104         380      69,870 SH       SOLE                   69,870
KORN FERRY INTL                COM NEW          500643200       5,307     316,817 SH       SOLE                  316,817
KROGER CO                      COM              501044101       1,946      80,325 SH       SOLE                   80,325
STARRETT L S CO                CL A             855668109         827      63,481 SH       SOLE                   63,481
LAWSON PRODS INC               COM              520776105       2,123     140,533 SH       SOLE                  140,533
LEAPFROG ENTERPRISES INC       CL A             52186N106         451      53,935 SH       SOLE                   53,935
LYDALL INC DEL                 COM              550819106      14,326   1,405,892 SH       SOLE                1,405,892
MAP PHARMACEUTICALS INC        COM              56509R108         182      12,645 SH       SOLE                   12,645
M D C HLDGS INC                COM              552676108      46,542   1,804,654 SH       SOLE                1,804,654
MARSH & MCLENNAN COS INC       COM              571748102      14,328     436,967 SH       SOLE                  436,967
MASCO CORP                     COM              574599106         169      12,670 SH       SOLE                   12,670
MAXWELL TECHNOLOGIES INC       COM              577767106      11,846     646,290 SH       SOLE                  646,290
MEDTRONIC INC                  COM              585055106      15,456     394,386 SH       SOLE                  394,386
MICROSOFT CORP                 COM              594918104      79,784   2,473,539 SH       SOLE                2,473,539
MITCHAM INDS INC               COM              606501104         420      18,700 SH       SOLE                   18,700
MOLEX INC                      COM              608554101       9,396     334,140 SH       SOLE                  334,140
MULTIMEDIA GAMES HLDG CO INC   COM              625453105         455      41,550 SH       SOLE                   41,550
NAUTILUS INC                   COM              63910B102         126      44,835 SH       SOLE                   44,835
NETWORK ENGINES INC            COM              64121A107         272     190,410 SH       SOLE                  190,410
NEWMONT MINING CORP            COM              651639106      28,731     560,381 SH       SOLE                  560,381
NEWPORT CORP                   COM              651824104      11,986     676,432 SH       SOLE                  676,432
OCZ TECHNOLOGY GROUP INC       COM              67086E303         387      55,500 SH       SOLE                   55,500
ORION MARINE GROUP INC         COM              68628V308       8,323   1,151,131 SH       SOLE                1,151,131
PC-TEL INC                     COM              69325Q105         111      16,764 SH       SOLE                   16,764
PARK STERLING CORP             COM              70086Y105          95      19,875 SH       SOLE                   19,875
PAYCHEX INC                    COM              704326107      21,765     702,327 SH       SOLE                  702,327
PERCEPTRON INC                 COM              71361F100       1,320     225,943 SH       SOLE                  225,943
PERMA-FIX ENVIRONMENTAL SVCS   COM              714157104         184     115,750 SH       SOLE                  115,750
PHILIP MORRIS INTL INC         COM              718172109         227       2,565 SH       SOLE                    2,565
PLANAR SYS INC                 COM              726900103         549     228,953 SH       SOLE                  228,953
POWELL INDS INC                COM              739128106      15,363     448,560 SH       SOLE                  448,560
PRIMORIS SVCS CORP             COM              74164F103         304      18,935 SH       SOLE                   18,935
PROSHARES TR                   SHRT RUSSL2000   74347X690         396      45,000 SH       SOLE                   45,000
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101         282       7,500 SH       SOLE                    7,500
REVETT MINERALS INC            COM NEW          761505205         140      33,400 SH       SOLE                   33,400
RUBICON MINERALS CORP          COM              780911103         179      55,000 SH       SOLE                   55,000
RUDOLPH TECHNOLOGIES INC       COM              781270103       5,070     456,376 SH       SOLE                  456,376
SAFEWAY INC                    COM NEW          786514208       7,755     383,728 SH       SOLE                  383,728
SEABRIGHT HOLDINGS INC         COM              811656107      13,103   1,441,443 SH       SOLE                1,441,443
SEABRIDGE GOLD INC             COM              811916105         423      21,050 SH       SOLE                   21,050
SERVOTRONICS INC               COM              817732100         646      64,632 SH       SOLE                   64,632
SPDR GOLD TRUST                GOLD SHS         78463V107         421       2,595 SH       SOLE                    2,595
SPECTRUM PHARMACEUTICALS INC   COM              84763A108         256      20,270 SH       SOLE                   20,270
STAPLES INC                    COM              855030102      45,278   2,796,679 SH       SOLE                2,796,679
STEELCASE INC                  CL A             858155203      29,566   3,079,826 SH       SOLE                3,079,826
STURM RUGER & CO INC           COM              864159108         454       9,250 SH       SOLE                    9,250
SYNALLOY CP DEL                COM              871565107         201      15,299 SH       SOLE                   15,299
SYNERGY RES CORP               COM              87164P103         244      72,775 SH       SOLE                   72,775
SYSCO CORP                     COM              871829107         555      18,575 SH       SOLE                   18,575
TALEO CORP                     CL A             87424N104         303       6,600 SH       SOLE                    6,600
TARGET CORP                    COM              87612E106      14,097     241,927 SH       SOLE                  241,927
THERMO FISHER SCIENTIFIC INC   COM              883556102      12,663     224,609 SH       SOLE                  224,609
TIDEWATER INC                  COM              886423102      16,364     302,923 SH       SOLE                  302,923
TOLL BROTHERS INC              COM              889478103      42,927   1,789,382 SH       SOLE                1,789,382
UNIVERSAL FST PRODS INC        COM              913543104      19,166     555,866 SH       SOLE                  555,866
VCA ANTECH INC                 COM              918194101      14,504     624,887 SH       SOLE                  624,887
VALERO ENERGY CORP NEW         COM              91913Y100      28,697   1,113,595 SH       SOLE                1,113,595
VELTI PLC ST HELIER            SHS              G93285107         456      33,635 SH       SOLE                   33,635
VISHAY PRECISION GROUP INC     COM              92835K103      11,679     787,535 SH       SOLE                  787,535
WMS INDS INC                   COM              929297109         261      10,980 SH       SOLE                   10,980
WAL MART STORES INC            COM              931142103      56,957     930,664 SH       SOLE                  930,664
DISNEY WALT CO                 COM DISNEY       254687106      13,068     298,499 SH       SOLE                  298,499
WELLS FARGO & CO NEW           COM              949746101      45,706   1,338,775 SH       SOLE                1,338,775